Investments - Realized Gains (Details) - Debt securities $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Proceeds On Sales	$ 389
Gross Realized Capital Gains	2
Gross Realized Capital Losses	$ (2)